UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: September 30, 2010"

Check here if Amendment [X ]; Amendment Number:1
This Amendment (Check only one.): [X ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  November 18, 2010. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			9

"Form13F Information Table Value Total:     $140,865 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
NETWORK EQUIP TECH              641208103 38         11,016SH	SOLE	   11,016
COBAL INT ENERGY		19075F106 89,510  9,372,744SH 	SOLE	9,372,744
I SHARES MSCI EAFE    	        464287465 4,725      86,038SH	SOLE       86,038
I SHARES MSCI EMERGING MKTS	464287234 19,656    439,044SH	SOLE	  439,044
I SHARES S & P INDEX 		464287200 9,434      82,402SH	SOLE       82,402
NATIONAL OILWELL VARCO          637071101 2,472      55,584SH   SOLE       55,584
NORTHSTAR REALTY FIN            66704R100 129        34,474SH   SOLE       34,474
I SHARES RUSSELL 2000           464287655 6,276      92,977SH   SOLE       92,977
GOOGLE                          38259P508 8,625      16,404SH   SOLE       16,404